Related party disclosures (Details) - EUR (€) € in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Renumeration of supervisory board	€ 101
Dievini
Disclosure of transactions between related parties [line items]
Voting interests held	37.00%
Clarentis SRL
Disclosure of transactions between related parties [line items]
Renumeration of supervisory board		€ 107